Crypto Assets (Details) - Schedule of Condensed Consolidated Statements of Operations $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Crypto assets, on December 31, 2022	$ 0
Beginning Balance: Crypto assets, on January 1, 2023	0
Addition of crypto assets	376
Unrealized gain (loss) on crypto assets	(12)
Crypto assets on December 31, 2023	364
BTC [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Crypto assets, on December 31, 2022	51
Cumulative effect of the adoption of ASU 2023-08	79
Beginning Balance: Crypto assets, on January 1, 2023	130
Addition of crypto assets	2,083
Disposition of crypto assets	(252)
Realized gain (loss) on crypto assets	42
Unrealized gain (loss) on crypto assets	797
Crypto assets on December 31, 2023	2,800
Others [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Crypto assets, on December 31, 2022	4,599
Cumulative effect of the adoption of ASU 2023-08
Beginning Balance: Crypto assets, on January 1, 2023	4,599
Addition of crypto assets	7,392
Disposition of crypto assets	(8,487)
Realized gain (loss) on crypto assets	41
Crypto assets on December 31, 2023	$ 3,545